Leases - Amounts recognized in the consolidated balance sheet (Details) - GBP (£)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Leases
Right-of-use assets	£ 3,930,000	£ 4,559,000	£ 5,168,000
Additions to right-of-use assets	219,000	239,000
Lease liabilities:
Current	568,000	1,067,000	1,622,000
Non-current	3,255,000	3,326,000	3,626,000
Total lease liabilities	3,823,000	4,393,000	5,248,000
Property
Leases
Right-of-use assets	3,590,000	4,290,000	5,056,000
Plant and machinery
Leases
Right-of-use assets	£ 340,000	£ 269,000	£ 112,000